10-K Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[2]
Cash flows from operating activities:
Net income (loss) from continuing operations		$ (201,903)		$ (211,609)	[1]	$ (242,645)	[1]
Adjustments to reconcile net income (loss) from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation and amortization		196,606		231,460		195,593
Share-based compensation		35,736		25,696		20,010
Non-cash interest expense		9,061		14,064		14,402
Amortization of operating lease right-of-use assets		19,436		16,557		15,975
Loss on impairment		9,080		54,245		67,076
Loss (gain) on extinguishment of debt		(1,685)		(257)		(2,065)
(Gain) loss on disposal of assets		3,049		(4,624)		8,541
Gain on investment		343		(6,624)		(2,073)
Non-cash adjustments to inventory		(1,932)		(4,174)		13,119
Allowance for credit losses		2,510		(347)		1,664
Deferred taxes		(34,089)		(54,491)		(29,791)
Other adjustments, net		(888)		2,121		(5,007)
Foreign exchange loss (gain)		(3,686)		1,617		4
Payment of contingent consideration liability in excess of acquisition-date fair value		0		0		(2,095)
Changes in assets and liabilities:
Accounts receivable, net		(10,961)		(7,791)		(12,640)
Inventories		(3,724)		4,308		9,852
Prepaid expenses and other assets, current		(8,811)		3,311		(4,112)
Income tax receivable		17,660		10,126		12,222
Net assets held for sale and discontinued operations		0		(131)		3,959
Investments and other assets		1,380		(752)		4,546
Accounts payable		(5,197)		(5,634)		3,631
Accrued expenses and other liabilities		147,915		118,415		34,256
Lease liabilities, operating		(17,875)		(16,359)		(16,536)
Net cash provided by operating activities from continuing operations		152,025		169,127		87,886
Net cash used in operating activities from discontinued operations		(14,319)		(5,503)		(12,621)
Net cash provided by operating activities		137,706		163,624		75,265
Cash flows from investing activities:
Purchases of property, plant and equipment		(63,440)		(92,438)		(65,441)
Disposals of property, plant and equipment		687		1,382		0
Proceeds from sale of entities		0		8,487		0
Acquisition-related cash payments, net of cash acquired		(542)		(4,699)		(3,630)
Purchases of intangibles		(1,209)		(5,000)		(4,857)
Purchase of investments		(173)		(708)		0
Dividend received on investments		225		0		0
Issuance of notes receivable		(5,495)		(3,111)		(7,020)
Payments received on notes receivable		749		628		0
Net cash used in investing activities from continuing operations		(69,198)		(95,459)		(80,948)
Net cash used in investing activities from discontinued operations		(1,146)		1,629		2,261
Net cash used in investing activities		(70,344)		(93,830)		(78,687)
Cash flows from financing activities:
Proceeds from notes payable		83,190		22,017		8,612
Minority interest investment in Curaleaf International		0		0		4,166
Payments of debt issuance costs		(950)		(456)		0
Principal payments on finance lease liabilities		(10,230)		(9,445)		(8,474)
Principal payments on notes payable		(101,282)		(49,339)		(47,213)
Principal payments on financial obligations		(5,843)		(5,777)		(4,308)
Exercise of stock options		256		156		49
Payments of deferred consideration		(35,398)		(11,250)		(27,358)
Payments of contingent consideration		(3,236)		0		(3,965)
Issuance of common shares, net of issuance costs		0		0		11,497
Net cash provided by (used in) financing activities from continuing operations		(73,493)		(54,094)		(66,994)
Net cash used in financing activities from discontinued operations		0		(144)		(23)
Net cash provided by (used in) financing activities		(73,493)		(54,238)		(67,017)
Net increase in cash and cash equivalents (including restricted cash)		(6,131)		15,556		(70,439)
Cash and cash equivalents (including restricted cash), beginning of period		107,226		91,818	[2]	163,177
Effect of exchange rate changes on cash and cash equivalents (including restricted cash)		478		(148)		(920)
Cash and cash equivalents (including restricted cash), end of period		101,573		107,226		91,818
Non-cash investing & financing activities:
Purchases of property, plant and equipment included in accounts payable and accrued expenses		2,767		15,189		2,262
Issuance of notes in connection with sale of entities		0		2,300		0
Issuance of SVS in connection with acquisitions		574		32,117		17,375
Contingent consideration incurred in connection with acquisitions		0		6,352		0
Deferred consideration incurred in connection with acquisitions		920		1,218		12,553
Forgiveness of promissory note in connection with acquisition		0		7,020		0
SVS contributed to Curaleaf, Inc. in connection with the Reorganization		0		0		1,050
Recategorization of net assets from held-for-sale to held-and-used		0		0		4,792
Non-cash proceeds from Note Exchange (as defined herein)		7,000		0		0
Extinguishment of convertible notes by issuance of SVS	[3]	16,500		0		0
Non-cash activity related to modification of failed sale and leaseback arrangements		7,087		0		0
Non-cash activity related to obtaining finance right-of-use assets		7,417		3,826		1,362
Non-cash activity related to obtaining operating right-of-use assets		19,714		11,116		34,632
Other non-cash activity related to finance right-of-use assets		2,777		2,057		257
Other non-cash activity related to operating right-of-use assets		3,997		1,636		2,922
Issuance of SVS for settlement of liability	[3]	77		0		0
Excess redemption value above carrying value		42,294		22,746		0
Issuance of SVS to purchase non-controlling interest	[3]	5,418		0		0
Excess carrying value of redeemed NCI over consideration paid in SVS	[3]	96,696	[4]	0		0
Non-cash reduction to deferred sale proceeds		120		0		0
Non-cash reduction to acquisition-related deferred consideration		0		3,740		0
Supplemental disclosure of cash flow information:
Cash paid for income taxes		27,058		16,486		100,011
Cash paid for interest		103,606		96,364		97,936
Excess tax benefit from exercise of options		$ 97		$ 23		$ 26

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[3]	*as defined herein
[4]	*as defined in Note 1 — Operations of the Company